Common Stock And Share-Based Compensation (Restricted Stock) (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Common Stock And Share-Based Compensation [Abstract]
Restricted stock terms, percentage of shares to vest	60.00%
Restricted stock, Weighted Average Grant-Date Fair Value		$ 42.97	$ 35.53
Restricted stock terms, vesting period	three
Restricted stock terms, vesting period, rate	20.00%
Restricted stock terms, percentage of shares to vest, remaining percentage	40.00%
Total fair value	$ 12	$ 8	$ 24
Total unrecognized compensation cost	$ 1
Nonvested at January 1, Number of Restricted Stock Units	475,880
Granted, Number of Restricted Stock Units
Vested, restricted stock shares	(312,539)
Forfeited, restricted stock shares	(3,585)
Nonvested at December 31, Number of Restricted Stock Units	159,756	475,880
Nonvested at January 1, Weighted Average Grant-Date Fair Value	$ 40.87
Vested, Weighted Average Grant Date Fair Value	$ 38.08
Forfeited, Weighted Average Grant Date Fair Value	$ 46.04
Nonvested at December 31, Weighted Average Grant-Date Fair Value	$ 46.49	$ 40.87